FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total (3)	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (current and non-current)(2) (4)	$818	$223	$11,752	$12,793
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,445	$59,486
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs, assets held for sale and other assets of $2,057 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,626 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,836 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (current and non-current) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)FVOCI includes $176 million of derivative assets and $220 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,929 million.

(US$ MILLIONS)	2022	2021
Current
Marketable securities	$1,227	$1,262
Restricted cash	214	224
Derivative assets	133	179
Loans and notes receivable	257	211
Other financial assets (1)	148	138
Total current	$1,979	$2,014
Non-current
Marketable securities	$2,682	$3,601
Restricted cash	245	297
Derivative assets	507	123
Loans and notes receivable (2)	5,500	936
Other financial assets (1)	1,995	1,579
Total non-current	$10,929	$6,536
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and convertible preferred shares.
(2)The increase in loans and notes receivable from December 31, 2021 is primarily attributable to the acquisition of the partnership’s Australian residential mortgage lender, which accounted for $4,866 million of the change.

(US$ MILLIONS)	2022	2021
Current, net	$6,401	$4,945
Non-current, net
Accounts receivable	126	60
Retainer on customer contract	70	61
Billing rights	681	572
Total non-current, net	$877	$693
Total	$7,278	$5,638
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2022, and 2021:

(US$ MILLIONS)	2022	2021
Loss allowance - beginning	$157	$156
Add: increase in allowance	85	54
Deduct: bad debt write-offs	(79)	(47)
Foreign currency translation and other	(1)	(6)
Loss allowance - ending	$162	$157

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total (3)	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (current and non-current)(2) (4)	$818	$223	$11,752	$12,793
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,445	$59,486
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs, assets held for sale and other assets of $2,057 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $5,626 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,836 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

	Measurement Basis			Total
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (current and non-current) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,369 million.
(2)FVOCI includes $176 million of derivative assets and $220 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, unearned premiums reserve, work in progress, post-employment benefits and other liabilities of $7,929 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2022 and 2021:

	2022			2021
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$736	$—	$—	$865	$—	$—
Corporate and government bonds	91	3,266	—	43	3,956	—
Derivative assets	12	628	—	2	300	—
Other financial assets (1)	429	691	692	586	712	297
	$1,268	$4,585	$692	$1,496	$4,968	$297
Financial liabilities
Derivative liabilities	$7	$445	$17	$14	$348	$19
Other financial liabilities (2)	—	—	572	—	—	479
	$7	$445	$589	$14	$348	$498
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities. Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $544 million (2021: $411 million) of contingent consideration payable between 2023 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
There were no transfers between levels during the year ended December 31, 2022.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2022	Carrying value December 31, 2021	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,266	$3,956	Fair value of bonds is obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$628	$300	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$691	$712	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$445	$348	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2022 and 2021:

	2022			2021
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$736	$—	$—	$865	$—	$—
Corporate and government bonds	91	3,266	—	43	3,956	—
Derivative assets	12	628	—	2	300	—
Other financial assets (1)	429	691	692	586	712	297
	$1,268	$4,585	$692	$1,496	$4,968	$297
Financial liabilities
Derivative liabilities	$7	$445	$17	$14	$348	$19
Other financial liabilities (2)	—	—	572	—	—	479
	$7	$445	$589	$14	$348	$498
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities. Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $544 million (2021: $411 million) of contingent consideration payable between 2023 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
There were no transfers between levels during the year ended December 31, 2022.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2022	Carrying value December 31, 2021	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,266	$3,956	Fair value of bonds is obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$628	$300	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$691	$712	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$445	$348	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2022	Carrying value December 31, 2021	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$84	$144	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$193	$143	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$415	$10	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$544	$411	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$297	$341
Fair value change recorded in net income	(9)	(5)
Fair value change recorded in other comprehensive income	(5)	17
Additions	523	121
Disposals	(111)	(172)
Foreign currency translation and other	(3)	(5)
Balance at end of period	$692	$297
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$498	$11
Fair value change recorded in net income	12	3
Additions	408	510
Disposals/settlements	(356)	(5)
Foreign currency translation and other	27	(21)
Balance at end of period	$589	$498

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2022	Carrying value December 31, 2021	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$84	$144	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$193	$143	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$415	$10	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$544	$411	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$297	$341
Fair value change recorded in net income	(9)	(5)
Fair value change recorded in other comprehensive income	(5)	17
Additions	523	121
Disposals	(111)	(172)
Foreign currency translation and other	(3)	(5)
Balance at end of period	$692	$297
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$498	$11
Fair value change recorded in net income	12	3
Additions	408	510
Disposals/settlements	(356)	(5)
Foreign currency translation and other	27	(21)
Balance at end of period	$589	$498